Consolidated Statements of Shareholders' Equity In Thousands	Retained Earnings [Member] USD ($)	Retained Earnings [Member] JPY (¥)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] JPY (¥)	Common Stock [Member] USD ($)	Common Stock [Member] JPY (¥)	Treasury Stock [Member] USD ($)	Treasury Stock [Member] JPY (¥)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] JPY (¥)	Noncontrolling Interest [Member] USD ($)	Noncontrolling Interest [Member] JPY (¥)	Total USD ($)	Total JPY (¥)
BALANCE at Mar. 31, 2010		¥ (16,720,092)		¥ 168,769		¥ 16,833,847		¥ (406,547)		¥ 27,443,600		¥ 44,126		¥ 27,363,703
Net income		3,203,368										(202,409)		3,000,959
Other comprehensive income, net of tax				(253,903)										(253,903)
Dividends paid		(506,535)												(506,535)
BALANCE at Mar. 31, 2011		(14,023,259)		(85,134)		16,833,847		(392,079)		27,318,912		(10,937)		29,641,350
Stock-based compensation (Note 14)										26,843				26,843
Net income		3,640,963										(66,453)		3,574,510
Other comprehensive income, net of tax				61,601										61,601
Dividends paid		(608,052)												(608,052)
BALANCE at Mar. 31, 2012	(116,720)	(10,990,348)	(250)	(23,533)	178,779	16,833,847	(4,164)	(392,079)	289,511	27,260,318	85	8,042	347,241	32,696,247
Acquisition and establishment of new consolidated subsidiaries											29	2,688	29	2,688
Stock-based compensation (Note 14)									425	40,007			425	40,007
Net income	56,294	5,300,654									177	16,693	56,471	5,317,347
Other comprehensive income, net of tax			3,051	287,303							0	(20)	3,051	287,283
Dividends paid	(7,534)	(709,394)											(7,534)	(709,394)
BALANCE at Mar. 31, 2013	$ (67,960)	¥ (6,399,088)	$ 2,801	¥ 263,770	$ 178,779	¥ 16,833,847	$ (4,164)	¥ (392,079)	$ 289,936	¥ 27,300,325	$ 291	¥ 27,403	$ 399,683	¥ 37,634,178